FINANCIAL RISK MANAGEMENT, Liquidity Risk (Details) - ARS ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Maturities of financial liabilities [Abstract]
Loans	$ 4,499,030	[1]	$ 3,917,000	[1]	$ 3,335,192
Liquidity Risk [Member]
Maturities of financial liabilities [Abstract]
Loans	4,088,779		3,485,326
Other financial liabilities	1,718,442		1,093,343
Finance leases	1,227,587		1,186,904
Liquidity Risk [Member] | Without Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans	0		0
Other financial liabilities	0		0
Finance leases	0		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member]
Maturities of financial liabilities [Abstract]
Loans	0		0
Other financial liabilities	75,427		57,908
Finance leases	28,138		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2016 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	74,183
Finance leases	0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-17 to 03-31-17 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	311
Finance leases	0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-17 to 06-30-17 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	311
Finance leases	0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 07-01-17 to 09-30-17 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	311
Finance leases	0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-17 to 12-31-17 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	311
Finance leases	28,138
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2015 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			56,664
Finance leases			0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-16 to 03-31-16 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			311
Finance leases			0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-16 to 06-30-16 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			311
Finance leases			0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 07-01-16 to 09-30-16 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			311
Finance leases			0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-16 to 12-31-16 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			311
Finance leases			0
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial liabilities [Abstract]
Loans	4,088,779		3,485,326
Other financial liabilities	1,643,015		1,035,435
Finance leases	1,199,449		1,186,904
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-18 to 03-31-18 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	1,558,120
Finance leases	34,874
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-18 to 06-30-18 [Member]
Maturities of financial liabilities [Abstract]
Loans	1,362,926
Other financial liabilities	84,895
Finance leases	34,874
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-18 to 09-30-18 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	0
Finance leases	34,874
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-18 to 12-31-18 [Member]
Maturities of financial liabilities [Abstract]
Loans	114,632
Other financial liabilities	0
Finance leases	34,874
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-17 to 03-31-17 [Member]
Maturities of financial liabilities [Abstract]
Loans			1,092
Other financial liabilities			984,988
Finance leases			75,732
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-17 to 06-30-17 [Member]
Maturities of financial liabilities [Abstract]
Loans			146,873
Other financial liabilities			50,447
Finance leases			29,714
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-17 to 09-30-17 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			0
Finance leases			29,714
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-17 to 12-31-17 [Member]
Maturities of financial liabilities [Abstract]
Loans			146,509
Other financial liabilities			0
Finance leases			29,714
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2019 [member]
Maturities of financial liabilities [Abstract]
Loans	1,362,926
Other financial liabilities	0
Finance leases	139,513
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2020 [member]
Maturities of financial liabilities [Abstract]
Loans	1,248,295
Other financial liabilities	0
Finance leases	139,513
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2021 [member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	0
Finance leases	139,513
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2022 [member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	0
Finance leases	139,513
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2023 onwards [member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	0
Finance leases	501,901
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2018 [Member]
Maturities of financial liabilities [Abstract]
Loans			965,945
Other financial liabilities			0
Finance leases			118,873
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2019 [Member]
Maturities of financial liabilities [Abstract]
Loans			1,161,290
Other financial liabilities			0
Finance leases			118,873
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2020 [Member]
Maturities of financial liabilities [Abstract]
Loans			1,063,617
Other financial liabilities			0
Finance leases			118,873
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2021 onwards [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			0
Finance leases			665,410
Liquidity Risk [Member] | With Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans	4,088,779		3,485,326
Other financial liabilities	1,718,442		1,093,343
Finance leases	$ 1,227,587		$ 1,186,904

[1]	Issuance expenses net.